Income tax (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax assets [Abstract]
Deferred tax assets derived from net operating loss (“NOL”) carry forwards and deferred revenue	$ 13,724	$ 1,278,796
Total gross deferred tax assets	13,724	1,278,796
Valuation allowance on deferred tax assets		(1,190,829)
Deferred tax assets, net of valuation allowance	$ 13,724	$ 87,967